Themes China Generative Artificial Intelligence ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 99.4%	Shares		Value
Consumer Discretionary Products - 0.6%
ECARX Holdings, Inc. - Class A (a)	120,425		$ 155,348

Financial Services - 0.6%
Bairong, Inc. (a)(b)	271,000		160,675

Industrial Products - 3.1%
RoboSense Technology Co. Ltd. (a)	295,000		835,780

Media - 19.4%
360 Security Technology, Inc. - Class A	938,300		1,201,672
Baidu, Inc. - ADR (a)	13,404		1,531,943
Kingsoft Corp. Ltd.	450,200		1,273,190
Kuaishou Technology (b)	231,000		1,225,269
			5,232,074

Retail & Wholesale - Discretionary - 4.9%
Zhejiang Dahua Technology Co. Ltd. - Class A	535,900		1,302,354

Software & Technology Services - 31.5% (c)
Arcsoft Corp. Ltd. - Class A	172,500		903,760
Cambricon Technologies Corp. Ltd. - Class A	8,512		2,001,551
Iflytek Co. Ltd. - Class A	199,600		1,201,353
Kingsoft Cloud Holdings Ltd. (a)	1,678,200		992,859
Phancy Group Co. Ltd. - Class H (a)	229,800		699,698
SenseTime Group, Inc. - Class B (a)(b)	6,401,100		1,093,668
TRS Information Technology Corp. Ltd. - Class A (a)	499,400		1,017,141
Tuya, Inc. - ADR	155,135		273,038
Yidu Tech, Inc. (a)(b)	517,200		305,987
			8,489,055

Tech Hardware & Semiconductors - 39.3% (c)
Foxconn Industrial Internet Co. Ltd. - Class A	148,400		1,577,956
Hygon Information Technology Co. Ltd. - Class A	40,100		2,188,379
IEIT Systems Co. Ltd.	147,800		1,524,744
Montage Technology Co. Ltd. - Class A	45,900		2,096,326
Xiaomi Corp. - Class B (a)(b)	457,100		1,261,231
Yuanjie Semiconductor Technology Co. Ltd. - Class A	6,985		1,941,479
			10,590,115
TOTAL COMMON STOCKS (Cost $26,638,365)			26,765,401

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.58% (d)	66,955		66,955
TOTAL MONEY MARKET FUNDS (Cost $66,955)			66,955

TOTAL INVESTMENTS - 99.6% (Cost $26,705,320)			26,832,356
Other Assets in Excess of Liabilities - 0.4%		0.00367	98,928
TOTAL NET ASSETS - 100.0%			$ 26,931,284

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $4,046,830 or 15.0% of the Fund’s net assets.

(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Themes China Generative Artificial Intelligence ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 26,765,401	$ –	$ –	$ 26,765,401
Money Market Funds	66,955	–	–	66,955
Total Investments	$ 26,832,356	$ –	$ –	$ 26,832,356

Refer to the Schedule of Investments for further disaggregation of investment categories.